Property and Equipment, net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of property and equipment

The following table summarizes the Company’s property and equipment (in thousands):

	June 30,	December 31,
	2022	2021
Furniture and office equipment	$2,426	$1,432
Vehicle	994	900
Leasehold improvements	3,105	581
Machinery and equipment	2,742	825
Total property and equipment	9,267	3,738
Less: accumulated depreciation	(949)	(833)
Property and equipment, net	$8,318	$2,905

The following table summarizes the Company’s property and equipment (in thousands):

	December 31,	December 31,
	2021	2020
Furniture and office equipment	$1,432	$315
Vehicles	900	229
Leasehold improvements	581	246
Shop equipment	825	—
Total property and equipment	3,738	790
Less: accumulated depreciation	(833)	(460)
Property and equipment, net	$2,905	$330

Fintech Village
Land	$—	$2,750

Retirement asset costs - environmental remediation	—	4,500

Fintech Village	$—	$7,250